PARENTHETICAL DATA TO THE CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, except Share data, unless otherwise specified	Dec. 28, 2012	Dec. 30, 2011
Current assets:
Accounts receivable retentions	$ 114.4	$ 67.5
Current liabilities:
Accounts payable and subcontractors payable retentions	$ 32.3	$ 39.6
URS stockholders' equity:
Preferred stock, authorized shares	3,000,000	3,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	200,000,000	200,000,000
Common stock shares issued	88,900,000	87,800,000
Common stock shares outstanding	76,800,000	76,700,000
Treasury stock shares at cost	12,100,000	11,100,000